Income Taxes (Details) - Schedule of tax expense (benefit) based on the statutory rate to the Company’s actual tax expense (benefit) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of tax expense (benefit) based on the statutory rate to the Company’s actual tax expense (benefit) [Abstract]
Statutory tax expense (benefit)	$ (25,241)	$ (12,001)
Warrants – mark to market	14,552	19
Research and development	(1,170)	(1,530)
Change in valuation allowance	11,435	13,488
Other, net	340	61
Income tax expense (benefit)	$ (84)	$ 37